Loan Receivable From Shareholders (Details) - USD ($)				1 Months Ended			12 Months Ended
	May 31, 2026	May 12, 2026	Jun. 24, 2025	Oct. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan Receivable From Shareholders [Line Items]
Aggregate repayments				$ 1,490,000	$ 1,490,000
Outstanding loan receivable							$ 13,510,000
Interest receivable							602,000
Interest income							610,000	$ 7,000	$ 56,000
Aggregate repayment						$ 700,000
Linkage Gladden Enterprise Ltd. [Member]
Loan Receivable From Shareholders [Line Items]
Voting interest			10.00%
Principal amount			$ 15,000,000
Fixed interest rate			8.00%
Linkage Gladden Enterprise Ltd. [Member] | Forecast [Member]
Loan Receivable From Shareholders [Line Items]
Aggregate repayment	$ 1,182
Loan Agreement [Member]
Loan Receivable From Shareholders [Line Items]
Interest income							$ 602,000